Gross Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [Abstract]
Disaggregation of Revenue from Contracts with Customers
	Year ended December 31
	2021	2020	2019
Cannabis revenue
Provincial boards	41,338	55,315	13,386
Medical	8	32	24
Licensed producers	9,842	17,974	53,517
Cannabis revenue (1)	51,188	73,321	66,927
Retail revenue (2)
Retail	10,207	—	—
Franchise	4,251	—	—
Other (millwork, supply, accessories)	1,633	—	—
Retail revenue	16,091	—	—
Gross revenue	67,279	73,321	66,927
(1)

The Company had three major customers (which are provincial boards) each with revenue in excess of 10% of total cannabis revenue. Sales to these major customers totaled $28.2 million for the year ended December 31, 2021 (year ended December 31, 2020 – four major customers with total sales of $43.9 million, year ended December 31, 2019 – four major customers with total sales of $40.7 million).

(2)	For the period July 20, 2021 to December 31, 2021.

The following table disaggregates cannabis revenue by form for the periods noted:

	Year ended December 31
	2021	2020	2019
Revenue from dried flower	39,572	51,424	58,246
Revenue from vapes	4,743	18,447	504
Revenue from oil	1,665	3,145	8,177
Revenue from edibles and concentrates	2,555	305	—
Revenue from services	2,653	—	—
Gross revenue	51,188	73,321	66,927

Summary of Receivables from Contracts with Customers

The Company has recognized the following receivables from contracts with customers:

	December 31, 2021	December 31, 2020	December 31, 2019
Receivables, included in 'trade receivables' (note 10)	10,865	15,786	20,281